Label	Element	Value
Virtus AllianzGI Global Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus AllianzGI Convertible Bond Fund

Virtus AllianzGI Global Allocation Fund

Virtus AllianzGI Global Dynamic Allocation Fund

Virtus AllianzGI High Yield Bond Fund

Virtus AllianzGI International Small-Cap Fund

each a series of Virtus Strategy Trust (the “Trust”)

Supplement dated April 15, 2021 to the Summary Prospectuses, Statutory Prospectus and
Statement of Additional Information (“SAI”), each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective May 21, 2021, Class R shares of the Trust’s series will no longer be offered, and existing Class R shares of each of Virtus AllianzGI Convertible Bond Fund, Virtus AllianzGI Global Allocation Fund, Virtus AllianzGI Global Dynamic Allocation Fund, Virtus AllianzGI High Yield Bond Fund and Virtus AllianzGI International Small-Cap Fund will be converted to Class A shares of each respective fund. Shareholders holding Class R shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class R shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Shareholders whose Class R shares are converted to Class A shares in this event will be eligible to purchase Class A shares in their existing account without imposition of any sales charges after the conversion. Please refer to each fund’s prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

No purchases may be made into Class R shares of any fund of the Trust after the close of business on May 17, 2021.

As of May 21, 2021, references to Class R shares in the prospectuses and SAI for each fund of the Trust will be removed and Class R shares no longer will be available.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VST 8060/ClassRConversions (04/2021)

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AllianzGI Global Dynamic Allocation Fund